Equity (Details) - Schedule of Classification of Warrants at the Time of Inception	6 Months Ended
Jun. 30, 2024 $ / shares
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Price as of Measurement Date	$ 11.44
Strike Price	$ 11.5
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$ 18
Days Above Threshold Price (Automatic Redemption)	20 days
Days Above Measurement Period	30 days
Probability of Acquisition	100.00%
July 5, 2023 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	July 5, 2023
October 21, 2021 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	October 21, 2021
December 13, 2022 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	December 13, 2022
July 5, 2023 One [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	July 5, 2023
August 4, 2023 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	August 4, 2023
July 5, 2028 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	July 5, 2028
December 13, 2021 [Member]
Schedule of Classification of Warrants at the Time of Inception [Line Items]
Stock Option Pricing Model Date	December 13, 2021